Prepaid expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses
Prepayments to employees	R$ 3,605	R$ 2,513
Prepayments to suppliers	3,539	4,219
Prepayments to hub partners	1,709	905
Software licensing	533	502
Insurance	177	239
Others	660	560
Prepaid expenses	R$ 10,223	R$ 8,938